Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
15. Related-Party Transactions
Founder Shares
As of the closing of the Business Combination, the Sponsor owned 18,750,000 shares of Class B common stock the (“Founder Shares”) which automatically converted into 18,750,000 shares of Class A common stock at the closing of the Business Company. The Founder Shares, are subject to certain vesting and forfeiture conditions and transfer restrictions, as described in more detail below.
The Sponsor and its officers and directors have agreed not to transfer, assign or sell any Founder Shares held by them until the earlier to occur of: (i) October 20, 2022, (ii) the day following the trading day when the last sale price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the Business Combination, and (iii) the date the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property. The Sponsor also has certain registration rights with respect to the Founder Shares described below.
Pursuant to the Second Amended and Restated Sponsor Agreement, dated as of October 20, 2021, the Founder Shares also became subject to vesting in three equal tranches, based on the volume-weighted average price of the Class A common stock being greater than or equal to $12.00, $14.00 and $16.00 per share for any 20 trading days in any 30 consecutive trading day period. Vesting of the Founder Shares will be accelerated upon certain sale events based on the per share price of the Company’s Class A common stock in such sale event. Holders of the Founder Shares are entitled to vote such Founder Shares and receive dividends and other distributions with respect to such Founder Shares prior to vesting, but such dividends and other distributions with respect to unvested Founder Shares will be set aside by the Company and shall only be paid to the holders of the Founder Shares upon the vesting of such Founder Shares. The Founder Shares will be forfeited to the Company for no consideration if they fail to vest before October 20, 2026.
Private Placement Warrants
The Sponsor purchased an aggregate of 8,500,000 private placement warrants (the “Private Placement Warrants”) at a price of $2.00 per whole warrant ($17 million in the aggregate) in a private placement (the “Private Placement”) that closed concurrently with the closing of GSAH’s initial public offering (the “IPO”). Each Private Placement Warrant is exercisable for one whole share of Class A common stock at a price of $11.50 per share, subject to adjustment in certain circumstances, including upon the occurrence of certain reorganization events. The Private Placement Warrants are non-redeemable
and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.
The Private Placement Warrants are accounted for as liabilities as they contain terms and features that do not qualify for equity classification under ASC 815. The fair value of the Private Placement Warrants at December 31, 2021 was $21.2 million.
The Sponsor and GSAH’s officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the Business Combination.
Profits Interests
In connection with the Business Combination Agreement, the Sponsor issued 8,100,000 Profits Interests to certain individuals affiliated with or expected to be affiliated with Mirion after the Business Combination. The holders of the Profits Interests will have an indirect interest in the Founder Shares held by the Sponsor. The Profits Interests are subject to service and performance vesting conditions, including the occurrence of the Closing, and do not fully vest until all of the applicable conditions are satisfied. In addition, the Profits Interests are subject to certain forfeiture conditions. See Note 14,
Stock-based Compensation,
for further detail regarding the Profits Interests.
Registration Rights
The holders of the Founder Shares and Private Placement Warrants are entitled to registration rights to require the Company to register the resale of any the Founder Shares and the shares underlying the Private Placement Warrants upon exercise pursuant to the Amended and Restated Registration Rights Agreement dated October 20, 2021 (the “RRA’). These holders are also entitled to certain piggyback registration rights. The RRA also includes customary indemnification and confidentiality provisions. The Company will bear the expenses incurred in connection with the filing of any registration statements filed pursuant to the terms of the RRA, including those expenses incurred in connection with the shelf-registration statement on Form
S-1
filed on October 27, 2021 and declared effective on November 2, 2021.
Subscription Agreements
Concurrently with the execution of the Business Combination Agreement, the Company entered into a Subscription Agreement with GSAM Holdings LLC, pursuant to, and on the terms and subject to the conditions of which, GSAM Holdings LLC subscribed for 20,000,000 PIPE Shares of the Company’s Class A common stock for an aggregate purchase price equal to $200 million, subject to GSAM Holdings LLC’s rights to syndicate prior to the Closing. The PIPE Investment, including the syndication, was consummated substantially concurrently with Closing.
Related Party Sponsor Note
On November 12, 2020, the Sponsor agreed to loan the Company up to an aggregate of $2 million pursuant to the working capital note (the “Working Capital Note”). Any amounts borrowed under the Working Capital Note were non-interest
bearing, unsecured and due at the closing of the Business Combination. The Working Capital Note of $2 million was forgiven in the Successor Period as reflected on the Consolidated Statement of Stockholders Equity (Deficit).
Underwriting Commission
The Company paid an underwriting commission of 2.0% of the gross proceeds of the GSAH’s IPO (or $15 million) to the underwriters at the closing of the IPO, of which $11.3 million was paid to an affiliate of the Sponsor. In addition, deferred underwriting discounts and commissions were paid to the underwriters, at the completion of the Business Combination. The deferred underwriting discounts and commissions of $26.3 million were recorded as a current liability on the balance sheet as of June 30, 2021 by GSAH, of which $19.7 million was payable to an affiliate of the Sponsor.
Charterhouse Capital Partners LLP
The Company had entered into agreements with its Predecessor Period primary investor, Charterhouse Capital Partners LLP (“CCP”), which obligated the Company to pay quarterly management fees of $0.1 million per year. In return, CCP provided various investment banking services relating to financing arrangements, mergers and acquisitions and other services. During the Predecessor Stub Period ended October 19, 2021, the Company paid CCP $0.1 million and during the fiscal years ended June 30, 2021, and June 30, 2020 and June 30, 2019 the Company paid CCP an aggregate of $0.1 million, and $0.3 million, and $0.2 million, respectively, for professional fees and expense reimbursements. Upon the completion of the Business Combination, the agreement with CCP is complete. Therefore, as of December 31, 2021 the Company had no additional payments for professional fees or expense reimbursements.
Receivable from Employees for Purchase of Ordinary Shares
As discussed in Note 14,
Stock-based Compensation
, the Company had made loans to certain members of the management team, to acquire the ordinary shares at fair value, which were paid back to the Company over the requisite service period. As of June 30, 2021 and June 30, 2020 the outstanding balance approximated $2.4 million and $2.7 million, respectively as classified within stockholders’ equity on the Company’s consolidated balance sheet as it represents a receivable in payment of shares. Payments made by the related employees were recorded as an increase to stockholders’ equity. Upon completion of the Business Combination, the loans were paid off or extinguished and therefore as of December 31, 2021 the Company had no outstanding balance.